SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-term investments
Short-term investments measured at fair value	¥ 50,031				$ 7,154
Change in fair value of available-for-sale investments	677	$ 97	¥ 1,074	¥ 4,343
Realized gains transferred from other comprehensive income to other income	646	$ 92	1,217	4,166
Amount of credit loss related impairment	0		¥ 0	¥ 0
Wealth Management Products
Short-term investments
Short-term investments measured at fair value	¥ 50,031